Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Limited Duration Portfolio (Prospectus Summary) | Limited Duration Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Limited Duration Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Limited Duration Portfolio seeks above-average total return over a market cycle of three to five years.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of
Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional
Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund,
Inc. held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in
		the "Purchasing Class H Shares" section on page 26 of this Prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio
		turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $50,000 or more
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities. The Portfolio invests primarily in U.S.
government securities, investment grade corporate bonds and mortgage and asset-backed securities. The Portfolio will ordinarily seek to maintain an average duration similar to that of the Barclays Capital 1-3 Year U.S.
Government/Credit Index, which generally ranges between zero and three years.

The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., employs a value approach toward fixed income investing and makes securities and sector decisions based on the anticipated tradeoff between long-run expected return and risk. The Portfolio seeks value in the fixed income market with only a limited sensitivity to changes in interest rates. The Adviser relies upon value measures such as the level of real interest rates, yield curve slopes and credit-adjusted spreads to guide its decisions regarding interest rate, country, sector and security exposure. A team of portfolio managers implements strategies based on these types of value measures. Certain team members focus on specific bonds within each sector. Others seek to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio's objective.

The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may also invest in restricted and illiquid securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted towards the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.
Investments in TBAs may give rise to a form of leverage and may cause the
Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk to the effect that currency contracts create exposure to currencies in which the
Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid.
Certain derivative transactions may give rise to a form of leverage. Leverage
		magnifies the potential for gain and the risk of loss.
Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The
Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance
		information is available online at www.morganstanley.com/im.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years (Class I)
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/09 2.76% Low Quarter 9/30/08 -8.87%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at
		the end of the relevant periods, as applicable.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
Limited Duration Portfolio (Prospectus Summary) | Limited Duration Portfolio | Barclays Capital 1-3 Year U.S. Government/Credit Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-3 Year U.S. Government/Credit Index	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.63%
Limited Duration Portfolio (Prospectus Summary) | Limited Duration Portfolio | Citigroup 1-3 Year Treasury/Government Sponsored Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 1-3 Year Treasury/Government Sponsored Index (reflects no deduction for fees, expenses or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.39%
Limited Duration Portfolio (Prospectus Summary) | Limited Duration Portfolio | Lipper Short Investment Grade Debt Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Short Investment Grade Debt Funds Index (reflects no deduction for taxes)	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.07%
Limited Duration Portfolio (Prospectus Summary) | Limited Duration Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%	[4]
Advisory Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	433
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	609
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class H Return before Taxes	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Limited Duration Portfolio (Prospectus Summary) | Limited Duration Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class L Return before Taxes	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Limited Duration Portfolio (Prospectus Summary) | Limited Duration Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	5.12%
Annual Return 2003	rr_AnnualReturn2003	2.17%
Annual Return 2004	rr_AnnualReturn2004	1.14%
Annual Return 2005	rr_AnnualReturn2005	1.97%
Annual Return 2006	rr_AnnualReturn2006	4.35%
Annual Return 2007	rr_AnnualReturn2007	3.37%
Annual Return 2008	rr_AnnualReturn2008	(21.05%)
Annual Return 2009	rr_AnnualReturn2009	6.67%
Annual Return 2010	rr_AnnualReturn2010	2.63%
Annual Return 2011	rr_AnnualReturn2011	1.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.87%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return before Taxes	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.95%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.46%
Limited Duration Portfolio (Prospectus Summary) | Limited Duration Portfolio | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.81%)
Limited Duration Portfolio (Prospectus Summary) | Limited Duration Portfolio | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions and Sale of Fund Shares	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.37%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.31%)

[1]	The Barclays Capital 1-3 Year U.S. Government/Credit Index tracks the securities in the 1-3 year maturity range of the Barclays Capital U.S. Government/Credit Index which tracks investment-grade (BBB-/Baa3) or higher publicly traded fixed rate U.S. government, U.S. agency, and corporate issues. It is not possible to invest directly in an index. The Portfolio's primary benchmark was changed from the Citigroup 1-3 Year Treasury/Government Sponsored Index because the Adviser believes the Barclays Capital 1-3 Year U.S. Government/Credit Index is a more appropriate benchmark for the Portfolio.
[2]	The Citigroup 1-3 Year Treasury/Government Sponsored Index is a fixed income market-value weighted index that includes all U.S. Treasury and U.S. agency securities with remaining maturities of at least one year and not longer than three years. It is not possible to invest directly in an index.
[3]	The Lipper Short Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Investment Grade Debt Funds classification. There are currently 30 funds represented in this Index.
[4]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Purchasing Class H Shares."
[5]	Other expenses have been estimated for the current fiscal year.
[6]	Class I shares are not offered in this Prospectus. As of December 31, 2011, the Fund had not commenced offering Class H and Class L shares of the Portfolio. The returns for Class H and Class L shares would be lower than the returns for Class I shares of the Portfolio as expenses of Class H and Class L are higher. Return information for the Portfolio's Class H and Class L shares will be shown in future prospectuses offering the Portfolio's Class H and Class L shares after the Portfolio's Class H and Class L shares have a full calendar year of return information to report.